Trade receivables and other current assets - Schedule of Trade Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 1,933	€ 2,136